Net fee and commission income - Summary of total fees in scope of IFRS 15 Revenues from Contracts with Customers (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fee and commission income [abstract]
Total revenue from contracts with customers	£ 9,349	£ 8,569	£ 8,029
Other non-contract fee income	137	139	142
Fee and commission income	9,486	8,708	8,171
Fee and commission expense	(3,215)	(3,247)	(2,745)
Net fee and commission income	6,271	5,461	5,426
Transactional
Fee and commission income [abstract]
Total revenue from contracts with customers	3,800	3,692	3,252
Advisory
Fee and commission income [abstract]
Total revenue from contracts with customers	1,058	903	964
Brokerage and execution
Fee and commission income [abstract]
Total revenue from contracts with customers	1,709	1,763	1,521
Underwriting and syndication
Fee and commission income [abstract]
Total revenue from contracts with customers	2,688	2,079	2,037
Other
Fee and commission income [abstract]
Total revenue from contracts with customers	94	132	255
Operating segments | Barclays UK Corporate Bank
Fee and commission income [abstract]
Total revenue from contracts with customers	551	527	465
Other non-contract fee income	25	28	28
Fee and commission income	576	555	493
Fee and commission expense	(95)	(102)	(71)
Net fee and commission income	481	453	422
Operating segments | Barclays UK Corporate Bank | Transactional
Fee and commission income [abstract]
Total revenue from contracts with customers	448	433	378
Operating segments | Barclays UK Corporate Bank | Advisory
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays UK Corporate Bank | Brokerage and execution
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays UK Corporate Bank | Underwriting and syndication
Fee and commission income [abstract]
Total revenue from contracts with customers	92	82	75
Operating segments | Barclays UK Corporate Bank | Other
Fee and commission income [abstract]
Total revenue from contracts with customers	11	12	12
Operating segments | Barclays Private Bank and Wealth Management
Fee and commission income [abstract]
Total revenue from contracts with customers	484	375	236
Other non-contract fee income	0	1	4
Fee and commission income	484	376	240
Fee and commission expense	(38)	(34)	(15)
Net fee and commission income	446	342	225
Operating segments | Barclays Private Bank and Wealth Management | Transactional
Fee and commission income [abstract]
Total revenue from contracts with customers	33	32	31
Operating segments | Barclays Private Bank and Wealth Management | Advisory
Fee and commission income [abstract]
Total revenue from contracts with customers	319	251	144
Operating segments | Barclays Private Bank and Wealth Management | Brokerage and execution
Fee and commission income [abstract]
Total revenue from contracts with customers	129	89	56
Operating segments | Barclays Private Bank and Wealth Management | Underwriting and syndication
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	1
Operating segments | Barclays Private Bank and Wealth Management | Other
Fee and commission income [abstract]
Total revenue from contracts with customers	3	3	4
Operating segments | Barclays Investment Bank
Fee and commission income [abstract]
Total revenue from contracts with customers	5,302	4,707	4,628
Other non-contract fee income	112	110	110
Fee and commission income	5,414	4,817	4,738
Fee and commission expense	(1,127)	(1,253)	(952)
Net fee and commission income	4,287	3,564	3,786
Operating segments | Barclays Investment Bank | Transactional
Fee and commission income [abstract]
Total revenue from contracts with customers	336	327	296
Operating segments | Barclays Investment Bank | Advisory
Fee and commission income [abstract]
Total revenue from contracts with customers	739	652	820
Operating segments | Barclays Investment Bank | Brokerage and execution
Fee and commission income [abstract]
Total revenue from contracts with customers	1,580	1,674	1,465
Operating segments | Barclays Investment Bank | Underwriting and syndication
Fee and commission income [abstract]
Total revenue from contracts with customers	2,596	1,997	1,961
Operating segments | Barclays Investment Bank | Other
Fee and commission income [abstract]
Total revenue from contracts with customers	51	57	86
Operating segments | Barclays US Consumer Bank
Fee and commission income [abstract]
Total revenue from contracts with customers	2,661	2,603	2,300
Other non-contract fee income	0	0	0
Fee and commission income	2,661	2,603	2,300
Fee and commission expense	(1,855)	(1,765)	(1,618)
Net fee and commission income	806	838	682
Operating segments | Barclays US Consumer Bank | Transactional
Fee and commission income [abstract]
Total revenue from contracts with customers	2,661	2,603	2,294
Operating segments | Barclays US Consumer Bank | Advisory
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays US Consumer Bank | Brokerage and execution
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays US Consumer Bank | Underwriting and syndication
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Operating segments | Barclays US Consumer Bank | Other
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	6
Head Office
Fee and commission income [abstract]
Total revenue from contracts with customers	351	357	400
Other non-contract fee income	0	0	0
Fee and commission income	351	357	400
Fee and commission expense	(100)	(93)	(89)
Net fee and commission income	251	264	311
Head Office | Transactional
Fee and commission income [abstract]
Total revenue from contracts with customers	322	297	253
Head Office | Advisory
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Head Office | Brokerage and execution
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Head Office | Underwriting and syndication
Fee and commission income [abstract]
Total revenue from contracts with customers	0	0	0
Head Office | Other
Fee and commission income [abstract]
Total revenue from contracts with customers	£ 29	£ 60	£ 147